INVENTORY	12 Months Ended
Jun. 30, 2021
INVENTORY
6. INVENTORY
6.	INVENTORY

The Company’s inventory includes purchased products. The Company’s purchased inventory during the year ended June 30, 2021 amounted to $7,119,894 (June 30, 2020 - $225,424). Included in inventory, is the transfer of biological assets upon harvest amounted to $259,008 (Note 7). The Company’s inventory as at June 30, 2021 amounted to $504,521 (June 30, 2020 - $118,682).